Offerings	Aug. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Calculated at $153.10 per $1,000,000.00 of Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 25,734,713.22
Amount of Registration Fee	$ 3,939.98
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $3,939.98 was paid in connection with the filing of Schedule TO-I by Kennedy Lewis Capital Company (File No. 005-94037) on May 30, 2025 (the “Schedule TO”).